1933 Act Registration No. 333-7463.
                                             1940 Act Registration No. 811-7687.

    As filed with the Securities and Exchange Commission on March 26, 1997


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]

                         Pre-Effective Amendment No. ___ [ ]
                        Post-Effective Amendment No. _2_ [x]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940         [x]

                                 Amendment No. _2_

                       FIRST AMERICAN STRATEGY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                            OAKS, PENNSYLVANIA 19456
               (Address of Principal Executive Offices) (Zip Code)

                                 (610) 254-1000
              (Registrant's Telephone Number, including Area Code)

                                  DAVID G. LEE
              C/O SEI INVESTMENTS COMPANY, OAKS, PENNSYLVANIA 19456
                     (Name and Address of Agent for Service)

                                   COPIES TO:
            Kathryn Stanton, Esq.              Michael J. Radmer, Esq.
            SEI Investments Company               James D. Alt, Esq.
           Oaks, Pennsylvania 19456              Dorsey & Whitney LLP
            220 South Sixth Street
          Minneapolis, Minnesota 55402

         [x]   immediately upon filing pursuant to paragraph (b) of rule 485
         [ ]   on (date) pursuant to paragraph (b) of rule 485
         [ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
         [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485
         [ ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485
         [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485





                       FIRST AMERICAN STRATEGY FUNDS, INC.
                         POST-EFFECTIVE AMENDMENT NO. 2
              CROSS REFERENCE SHEET FOR ITEMS REQUIRED BY FORM N-1A

         NOTE: This post-effective amendment is filed for the purpose of complying with the Registrant's undertaking to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the date it commences operations.

         PART A of this amendment to the Registration Statement consists of the following documents:

         (1) Prospectus dated October 31, 1996, as supplemented January 31, 1997 (incorporated by reference to such Prospectus as supplemented as filed pursuant to Rule 497).

         (2) Supplement dated March 26, 1997, to the Prospectus referred to above, setting forth Financial Highlights for the period ended February 28, 1997 (included herein).

         PART B of this amendment to the Registration Statement consists of the following:

         (1) Statement of Additional Information dated October 31, 1996, as supplemented January 31, 1997 (incorporated by reference to such Statement of Additional Information as supplemented as filed pursuant to Rule 497).

         (2) Supplement dated March 26, 1997, to the Statement of Additional Information, setting forth financial statements for the period ended February 28, 1997 (included herein).

ITEM NUMBER OF FORM N-1A

PART A        CAPTION IN PROSPECTUS OR PROSPECTUS SUPPLEMENT
------        ----------------------------------------------

      1       Cover Page
      2       Summary; Fees and Expenses
      3       Not Applicable
      4       The Funds; Investment Objectives and Policies; The Underlying
              Funds; Special Investment Methods
      5       Management; Distributor
      5A      Not Applicable
      6       Fund Shares; Investing in the Funds; Federal Income Taxes
      7       Distributor; Investing in the Funds; Determining the Price of
              Shares
      8       Redeeming Shares
      9       Not Applicable

              CAPTION IN STATEMENT
PART B        OF ADDITIONAL INFORMATION
------        -------------------------

      10      Cover Page
      11      Table of Contents
      12      General Information
      13      Additional Information Concerning Investments by the Funds and
              the Underlying Funds; Investment Restrictions; Investment
              Restrictions of the Funds; Investment Restrictions of the
              Underlying Funds
      14      Directors and Executive Officers
      15      Capital Stock
      16      Investment Advisory and Other Services for the Funds; Investment
              Advisory Services for the Underlying Funds
      17      Portfolio Transactions and Allocation of Brokerage
      18      Not Applicable
      19      Net Asset Value and Public Offering Price
      20      Taxation
      21      Investment Advisory and Other Services
      22      Fund Performance
      23      Financial Statements




                       FIRST AMERICAN STRATEGY FUNDS, INC.

                         SUPPLEMENT DATED MARCH 26, 1997
                                       TO
       PROSPECTUS DATED OCTOBER 31, 1996, AS SUPPLEMENTED JANUARY 31, 1997


         The unaudited Financial Highlights for Income Fund, Growth and Income Fund, Growth Fund, and Aggressive Growth Fund for the period ended February 28, 1997, are set forth below.



FINANCIAL HIGHLIGHTS

 For the period ended February 28, 1997
 For a share outstanding throughout the period.

                                                             REALIZED AND     DIVIDENDS
                                NET ASSET        NET          UNREALIZED      FROM NET      NET ASSET
                             VALUE BEGINNING  INVESTMENT       GAINS         INVESTMENT     VALUE END         TOTAL
                               OF PERIOD        INCOME     ON INVESTMENTS      INCOME       OF PERIOD         RETURN

Income Fund (1)               $   10.00       $   0.15       $   0.26       $  (0.15)       $   10.26         4.11%  +

Growth and Income Fund (1)    $   10.00       $   0.10       $   0.49       $  (0.10)       $   10.49         5.88%  +

Growth Fund (1)               $   10.00       $   0.08       $   0.45       $  (0.08)       $   10.45         5.32%  +

Aggressive Growth Fund (1)    $   10.00       $   0.06       $   0.49       $  (0.06)       $   10.49         5.55%  +



[WIDE TABLE CONTINUED FROM ABOVE]

                                                              RATIO OF NET    RATIO OF
                                                 RATIO OF      INVESTMENT     EXPENSES TO
                             NET ASSETS         EXPENSES TO     INCOME TO      AVERAGE
                               END OF            AVERAGE        AVERAGE       NET ASSETS       PORTFOLIO
                            PERIOD (000)        NET ASSETS     NET ASSETS (EXCLUDING WAIVERS)   TURNOVER

Income Fund (1)               $10,315             0.60%          4.52%          3.45%              2%

Growth and Income Fund (1)    $ 8,016             0.60%          2.80%          4.01%             23%

Growth Fund (1)               $ 3,694             0.60%          2.15%          6.00%              8%

Aggressive Growth Fund (1)    $ 3,519             0.60%          0.86%          6.19%              8%



+    Returns are for the period indicated and have not been annualized
(1) Commenced operations on October 1, 1996. All ratios for the period have been annualized.



                                     PART B


                       FIRST AMERICAN STRATEGY FUNDS, INC.

                          SUPPLEMENT DATED MARCH 26, 1997
                                       TO
           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 1996,
                        AS SUPPLEMENTED JANUARY 31, 1997


         This Supplement to the Statement of Additional Information dated October 31, 1996, as supplemented January 31, 1997, is provided for the purpose of complying with the Registrant's undertaking to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the date the Registrant commences operations.

         The Statement of Additional Information, as previously supplemented and as supplemented by this Supplement, is not a prospectus. The Statement of Additional Information, as so supplemented, should be read in conjunction with the Registrant's Prospectus dated October 31, 1996, as supplemented January 31, 1997. Copies of the Prospectuses may be obtained by writing or calling the Funds' administrator SEI Financial Services Company, Oaks, Pennsylvania 19456, telephone: 1-888-99STRAT.

                              FINANCIAL STATEMENTS

         The unaudited financial statements of Income Fund, Growth and Income Fund, Growth Fund, and Aggressive Growth Fund for the period ended February 28, 1997 are attached to this Supplement.


STATEMENT OF NET ASSETS- FEBRUARY 28, 1997
------------------------------------------
INCOME FUND

------------------------------------------------------------------------------------
DESCRIPTION                                                    SHARES     VALUE (000)
------------------------------------------------------------------------------------
EQUITY FUNDS- 29.4%

First American Investment Funds, Inc.
   Equity Income Fund                                          185,257         2,527
   Real Estate Securities Fund                                  38,314           511
                                                                            --------

TOTAL EQUITY FUNDS
  Cost ($2,952)                                                                3,038
                                                                            --------

FIXED INCOME FUND- 64.1%

First American Investment Funds, Inc.
   Fixed Income Fund                                           614,378         6,611
                                                                            --------

TOTAL FIXED INCOME FUND
   Cost ($6,677)                                                               6,611
                                                                            --------

MONEY MARKET FUND- 5.6%

First American Funds, Inc.
   Prime Obligations Fund                                      578,454           578
                                                                            --------

TOTAL MONEY MARKET FUND
   Cost ($578)                                                                   578
                                                                            --------

TOTAL INVESTMENTS- 99.1%
   Cost ($10,207)                                                             10,227
                                                                            --------

OTHER ASSETS AND LIABILITIES, NET- 0.9%                                           88
                                                                            --------

NET ASSETS:

Porfolio shares- ($.01 par value- 20 billion authorized)
   based on 1,005,420 outstanding shares                                    $ 10,278

Accumulated net realized gain on investments                                      17

Net unrealized appreciation of investments                                        20
                                                                            --------

TOTAL NET ASSETS- 100.0%                                                    $ 10,315
                                                                            ========

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
   PRICE PER SHARE                                                          $  10.26
                                                                            ========




STATEMENT OF NET ASSETS- FEBRUARY 28, 1997
------------------------------------------
GROWTH AND INCOME FUND

----------------------------------------------------------------------------------------
DESCRIPTION                                                      SHARES      VALUE (000)
----------------------------------------------------------------------------------------
EQUITY FUNDS- 51.5%

First American Investment Funds, Inc.
Diversified Growth Fund                                          80,795       $   1,186
Emerging Growth Fund                                             37,988             525
International Fund                                               35,012             380
Real Estate Securities Fund                                      22,945             306
Regional Equity Fund                                             30,023             526
Stock Fund                                                       50,974           1,203
                                                                              ---------

TOTAL EQUITY FUNDS
Cost ($4,121)                                                                     4,126
                                                                              ---------

FIXED INCOME FUND- 38.0%

First American Investment Funds, Inc.
Fixed Income Fund                                               283,819           3,054
                                                                              ---------

TOTAL FIXED INCOME FUND
Cost ($ 3,084)                                                                    3,054
                                                                              ---------

MONEY MARKET FUND- 6.5%

First American Funds, Inc.
Prime Obligations Fund                                          518,281             518
                                                                              ---------

TOTAL MONEY MARKET FUND
Cost ($518)                                                                         518
                                                                              ---------

TOTAL INVESTMENTS- 96.0%
Cost ($7,723)                                                                     7,698
                                                                              ---------

OTHER ASSETS AND LIABILITIES, NET- 4.0%                                             318
                                                                              ---------

NET ASSETS:

Porfolio shares- ($.01 par value- 20 billion authorized)
   based on 764,363 outstanding shares                                        $   7,968

Accumulated net realized gain on investments                                         73

Net unrealized depreciation of investments                                          (25)
                                                                              ---------

TOTAL NET ASSETS- 100.0%                                                      $   8,016
                                                                              =========

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
PRICE PER SHARE                                                               $   10.49
                                                                              =========



STATEMENT OF NET ASSETS- FEBRUARY 28, 1997
------------------------------------------
GROWTH FUND

----------------------------------------------------------------------------------------
DESCRIPTION                                                      SHARES      VALUE (000)
----------------------------------------------------------------------------------------
EQUITY FUNDS- 68.7%

First American Investment Funds, Inc.
   Diversified Growth Fund                                       36,505       $     536
   Emerging Growth Fund                                          26,168             361
   International Fund                                            33,801             367
   Regional Equity Fund                                          20,688             362
   Special Equity Fund                                           18,188             367
   Stock Fund                                                    23,041             544
                                                                              ---------

TOTAL EQUITY FUNDS
  Cost ($2,534)                                                                   2,537
                                                                              ---------

FIXED INCOME FUND- 24.9%

First American Investment Funds, Inc.
   Fixed Income Fund                                             85,560             921
                                                                              ---------

TOTAL FIXED INCOME FUND
   Cost ($ 930)                                                                     921
                                                                              ---------

MONEY MARKET FUND- 5.7%

First American Funds, Inc.
   Prime Obligations Fund                                       209,545             210
                                                                              ---------

TOTAL MONEY MARKET FUND
   Cost ($210)                                                                      210
                                                                              ---------

TOTAL INVESTMENTS- 99.3%
   Cost ($3,674)                                                                  3,668
                                                                              ---------

OTHER ASSETS AND LIABILITIES, NET- 0.7%                                              26
                                                                              ---------

NET ASSETS:

Porfolio shares- ($.01 par value- 20 billion authorized)
   based on 353,660 outstanding shares                                        $   3,644

Accumulated net realized gain on investments                                         56

Net unrealized depreciation of investments                                           (6)
                                                                              ---------

TOTAL NET ASSETS- 100.0%                                                      $   3,694
                                                                              ---------

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
   PRICE PER SHARE                                                            $   10.45
                                                                              ---------




STATEMENT OF NET ASSETS- FEBRUARY 28, 1997
------------------------------------------
AGGRESSIVE GROWTH FUND

-----------------------------------------------------------------------------------------
DESCRIPTION                                                      SHARES       VALUE (000)
-----------------------------------------------------------------------------------------
EQUITY FUNDS- 73.2%

First American Investment Funds, Inc.
   Diversified Growth Fund                                       22,389       $     328
   Emerging Growth Fund                                          28,450             393
   Health Sciences Fund                                          11,500             120
   International Fund                                            42,393             460
   Regional Equity Fund                                          22,491             394
   Special Equity Fund                                           19,768             399
   Stock Fund                                                    15,416             364
   Technology Fund                                                7,338             119
                                                                              ---------

TOTAL EQUITY FUNDS
   Cost ($2,575)                                                                  2,577
                                                                              ---------

FIXED INCOME FUND- 8.8%

First American Investment Funds, Inc.
   Fixed Income Fund                                             28,651             308
                                                                              ---------

TOTAL FIXED INCOME FUND
   Cost ($ 311)                                                                     308
                                                                              ---------

MONEY MARKET FUND- 15.5%

First American Funds, Inc.
   Prime Obligations Fund                                       546,545             547
                                                                              ---------

TOTAL MONEY MARKET FUND
   Cost ($547)                                                                      547
                                                                              ---------

TOTAL INVESTMENTS- 97.5%
   Cost ($3,433)                                                                  3,432
                                                                              ---------

OTHER ASSETS AND LIABILITIES, NET- 2.5%                                              87
                                                                              ---------

NET ASSETS:

Portfolio shares- ($.01 par value- 20 billion authorized)
   based on 335,547 outstanding shares                                        $   3,450

Accumulated net realized gain on investments                                         70

Net unrealized depreciation of investments                                           (1)
                                                                              ---------

TOTAL NET ASSETS- 100.0%                                                      $   3,519
                                                                              ---------

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
   PRICE PER SHARE                                                            $   10.49
                                                                              ---------




STATEMENTS OF OPERATIONS (000)
------------------------------
For the period ended February 28, 1997
                                                                       Growth and                  Aggressive
                                                            Income       Income        Growth        Growth
                                                            Fund (1)     Fund (1)      Fund (1)      Fund (1)
                                                            -----------------------------------------------
INVESTMENT INCOME:

Interest                                                    $   6         $   5         $   2         $   2
Dividends                                                      80            40            18            12
                                                            -----         -----         -----         -----
Total investment income                                        86            45            20            14
                                                            -----         -----         -----         -----

EXPENSES:

Investment advisory fees                                        4             3             2             2
Waiver of investment advisory fees                             (4)           (3)           (2)           (2)
Reimbursement of expenses by adviser                          (44)          (42)          (38)          (37)
Administrator fees                                             20            20            20            20
Transfer agent fees                                             6             6             5             5
Amortization of organizational costs                            1             1             1             1
Custodian fees                                                  1            --            --            --
Directors' fees                                                --            --            --            --
Registration fees                                              10            10             9             9
Professional fees                                               7             6             3             3
Printing                                                        4             3             2             1
Shareholder servicing fee                                       4             3             2             2
Other                                                           1             1            --            --
                                                            -----         -----         -----         -----

TOTAL EXPENSES AFTER WAIVERS AND REIMBURSEMENTS                10             8             4             4
                                                            -----         -----         -----         -----
Investment income- net                                         76            37            16            10
                                                            -----         -----         -----         -----

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS- NET:

Net realized gain on investments                               17            73            56            70
Net change in unrealized appreciation (depreciation)
  of investments                                               20           (25)           (6)           (1)
                                                            -----         -----         -----         -----
NET GAIN ON INVESTMENTS                                        37            48            50            69
                                                            -----         -----         -----         -----

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $ 113         $  85         $  66         $  79
                                                            =====         =====         =====         =====
(1) Commenced operations on October 1, 1996.




STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                                  Growth and                            Aggressive
                                                                 Income             Income             Growth             Growth
                                                                  Fund               Fund               Fund               Fund
                                                                --------           --------           --------           --------
                                                               10/1/96 to         10/1/96 to        10/1/96 to          10/1/96 to
                                                              2/28/1997 (1)      2/28/1997 (1)     2/28/1997 (1)       2/28/1997 (1)
                                                                --------           --------           --------           --------
OPERATIONS:
Investment income - net                                         $     76           $     37           $     16           $     10
Net realized gain on investments                                      17                 73                 56                 70
Net change in unrealized depreciation of investments                  20                (25)                (6)                (1)
                                                                --------           --------           --------           --------
Net increase in net assets resulting from operations                 113                 85                 66                 79
                                                                --------           --------           --------           --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment Income - net:                                             (76)               (37)               (16)               (10)
                                                                --------           --------           --------           --------
Total Distributions                                                  (76)               (37)               (16)               (10)
                                                                --------           --------           --------           --------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales                                             11,035              9,573              4,110              3,787
  Reinvestment of distributions                                       69                 33                 15                  9
  Payments for redemptions                                          (826)            (1,638)              (481)              (346)
                                                                --------           --------           --------           --------
Increase in net assets from capital share transactions            10,278              7,968              3,644              3,450
                                                                --------           --------           --------           --------
Total increase in net assets                                      10,315              8,016              3,694              3,519
                                                                --------           --------           --------           --------

NET ASSETS AT BEGINNING OF PERIOD                                   --                 --                 --                 --
                                                                --------           --------           --------           --------
NET ASSETS AT END OF PERIOD                                     $ 10,315           $  8,016           $  3,694           $  3,519
                                                                --------           --------           --------           --------


Capital share transactions:
  Proceeds from sales                                              1,079                920                399                369
  Reinvestment of distributions                                        7                  3                  1                  1
  Payments for redemptions                                           (81)              (159)               (46)               (34)
                                                                --------           --------           --------           --------
NET INCREASE IN CAPITAL SHARES                                     1,005                764                354                336
                                                                --------           --------           --------           --------

(1) Commenced operations on October 1, 1996.


FINANCIAL HIGHLIGHTS

 For the period ended February 28, 1997
 For a share outstanding throughout the period.


                                                             REALIZED AND     DIVIDENDS
                                NET ASSET        NET          UNREALIZED      FROM NET      NET ASSET
                             VALUE BEGINNING  INVESTMENT       GAINS         INVESTMENT     VALUE END         TOTAL
                               OF PERIOD        INCOME     ON INVESTMENTS      INCOME       OF PERIOD         RETURN

Income Fund (1)               $   10.00       $   0.15       $   0.26       $  (0.15)       $   10.26         4.11%  +

Growth and Income Fund (1)    $   10.00       $   0.10       $   0.49       $  (0.10)       $   10.49         5.88%  +

Growth Fund (1)               $   10.00       $   0.08       $   0.45       $  (0.08)       $   10.45         5.32%  +

Aggressive Growth Fund (1)    $   10.00       $   0.06       $   0.49       $  (0.06)       $   10.49         5.55%  +



[WIDE TABLE CONTINUED FROM ABOVE]

                                                              RATIO OF NET    RATIO OF
                                                 RATIO OF      INVESTMENT     EXPENSES TO
                             NET ASSETS         EXPENSES TO     INCOME TO      AVERAGE
                               END OF            AVERAGE        AVERAGE       NET ASSETS       PORTFOLIO
                            PERIOD (000)        NET ASSETS     NET ASSETS (EXCLUDING WAIVERS)   TURNOVER

Income Fund (1)               $10,315             0.60%          4.52%          3.45%              2%

Growth and Income Fund (1)    $ 8,016             0.60%          2.80%          4.01%             23%

Growth Fund (1)               $ 3,694             0.60%          2.15%          6.00%              8%

Aggressive Growth Fund (1)    $ 3,519             0.60%          0.86%          6.19%              8%



+    Returns are for the period indicated and have not been annualized
(1) Commenced operations on October 1, 1996. All ratios for the period have been annualized.



First American Strategy Funds, Inc.
Notes to Financial Statements
February 28, 1997

1. Organization:

The Income Fund, Growth and Income Fund, Growth Fund, and Aggressive Growth Fund are funds offered by the First American Strategy Funds, Inc. (FASF). FASF (the "Funds") is a corporation organized under Minnesota law which is registered under the Investment Company Act of 1940, as amended, as open end, management investment companies. FASF's articles of incorporation permit the Board of Directors to create additional funds and classes in the future. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies.

2. Significant Accounting Policies:

SECURITY VALUATION: Investments are valued at the respective net asset value of each underlying First American Investment Fund determined at the close of the New York Stock Exchange (generally 3:00pm central time) on the valuation date.

FEDERAL INCOME TAXES: It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income. Accordingly, no provisions for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of October 31st.

SECURITY TRANSACTIONS AND RELATED INCOME: Security transactions are recorded on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

EXPENSES: Expenses that are directly related to one of the Funds are charged directly to that fund. Other operating expenses of the fund are prorated to the Funds on the basis of relative net asset value.

3. Fees and Expenses:

Pursuant to an investment advisory agreement (the Agreement), First Bank National Association (the Adviser) manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Adviser a monthly fee based upon average daily net assets. The fee for each of the Funds is equal to an annual rate of 0.25% of the average daily net assets. The adviser intends to waive their entire fee for the current fiscal year. Such waivers are voluntary and may be discontinued at any time.

Through a separate contractual agreement, First Trust National Association, an affiliate of the Adviser, serves as the Fund's custodian.

SEI Financial Services Company (SFS) and SEI Financial Management Corporation
(SFM) serve as distributor and administrator of the Funds, respectively. FASF has adopted and entered into a shareholder service plan and agreement with SFS. Each Fund pays to SFS a shareholder servicing fee at an annual rate of 0.25% of the average daily net asset value of all shares of each Fund, which is computed daily and paid monthly. SFM provides administrative services, including certain accounting, legal, and shareholder services, at an annual rate of 0.12% of each Fund's average daily net assets, with a minimum annual fee of $50,000 per Fund. To the extent that the aggregate net assets of all the First American Funds exceed $8 billion, the percentage stated above is reduced to 0.105%.

In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

For the period ended February 28, 1997, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.

DST Systems, Inc. provides transfer agent services for the Funds.

4. Investment Security Transactions

During the period ended February 28,1997, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities were as follows (000):
                                US Government                Other Investment
                                 Securities                     Securities
                                 ----------                     ----------
                           Purchases      Sales          Purchases       Sales
                           ---------      -----          ---------       -----
Income Fund                   $--          $--            $9,697        $   75
Growth and Income Fund         --           --             8,045           861
Growth Fund                    --           --             3,616           153
Aggressive Growth Fund         --           --             3,025         1,785

At February 28, 1997 the total cost of securities for Federal income tax purposes, was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at February 28, 1997 is as follows (000):

                               Aggregate    Aggregate
                                 Gross        Gross
                             Appreciation  Depreciation       Net
                             ------------  ------------       ---
Income Fund                     $ 92          $(72)          $ 20
Growth and Income Fund            52           (77)           (25)
Growth Fund                       36           (42)            (6)
Aggressive Growth Fund            44           (45)            (1)

5. Deferred Organizational Costs

 Organizational costs have been capitalized by the Funds and are being amortized over 60 months commencing with operations on a straight-line basis. In the event any of the initial shares are redeemed by any holder thereof during the period that the Funds are amortizing their organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $60,000 for organizational work performed by a law firm of which the Secretary of the Funds is a partner.

Offering costs have been capitalized by the Funds and will be amortized over twelve months commencing with operations.



                           PART C -- OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a) Financial Statements: Financial Statements for Income Fund, Growth and Income Fund, Growth Fund, and Aggressive Growth Fund are included in the Statement of Additional Information.

         (b)      Exhibits:

                  (1) Articles of Incorporation of Registrant. (Incorporated by reference to Exhibit (1) to initial filing.)

                  (2) Bylaws of Registrant. (Incorporated by reference to Exhibit (2) to initial filing.)

                  (3)      Not applicable.

                  (4) Form of Common Stock Certificate. (Incorporated by reference to Exhibit (4) to initial filing.)

                  (5) Form of Investment Advisory Agreement between Registrant and First Bank National Association. (Incorporated by reference to Exhibit (5) to initial filing.)

                  (6) Form of Distribution Agreement between Registrant and SEI Financial Services Company. (Incorporated by reference to Exhibit (6) to initial filing.)

                  (7)      Not applicable.

                  (8) Form of Custodian Agreement between Registrant and First Trust National Association, including form of Compensation Agreement pursuant thereto. (Incorporated by reference to Exhibit (8) to initial filing.)

                  (9)   (a)    Form of Administration Agreement between
                               Registrant and SEI Financial Management
                               Corporation. (Incorporated by reference to
                               Exhibit (9)(a) to initial filing.)

              *   (9)   (b)    Form of Transfer Agency Agreement between
                               Registrant and DST Systems, Inc.

                  (9)   (c)    Form of Shareholder Service Plan and Agreement
                               between Registrant and SEI Financial Services
                               Company. (Incorporated by reference to Exhibit
                               (9)(c) to initial filing.)

                  (10) Opinion and Consent of Dorsey & Whitney LLP. (Incorporated by reference to Exhibit (10) to initial filing.)

                  (11) Consent of KPMG Peat Marwick LLP. (Most recently filed with Post-Effective Amendment No. 1.)

                  (12)     Not applicable.

                  (13) Investment Letter for Initial Shares of of the respective Series. (Incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 1.)

                  (14)  (a)    401(k) Prototype Basic Plan Document # 02 (1989
                               Restatement), including Amendment Nos. 1, 2, and
                               3 and sample Adoption Agreement. (Incorporated by reference to Exhibit (14)(a) to initial filing.)

                  (14)  (b)    Defined Contribution Prototype Basic Plan
                               Document # 01 (1989 Restatement), including
                               Amendment Nos. 1 and 2 and sample Adoption
                               Agreement. (Incorporated by reference to Exhibit
                               (14)(b) to initial filing.)

                  (14)  (c)    IRA Applications and Documentation. (Incorporated
                               by reference to Exhibit (14)(c) to initial filing.)

                  (15)     Not applicable.

                  (16)     Not applicable.

                  (17)     Not applicable.

                  (18)     Not applicable.

                  (19) Powers of Attorney of Directors Dayton, Kedrowski, Strauss, Stringer and Veit. (Incorporated by reference to Exhibit (19) to initial filing.)

              *   (19)  (a)    Power of Attorney of Director Andrew M.
                               Hunter III.

              *   (19)  (b)    Power of Attorney of Director Robert L. Spies.

              *   (27)     Financial Data Schedule

-------------------------
*    Filed herewith.



                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement No. 333-7463 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania, on the 26th day of March, 1997.

                                      FIRST AMERICAN STRATEGY FUNDS, INC.


ATTEST: /s/ Stephen G. Meyer          By: /s/ Kathryn L. Stanton
       -----------------------------      --------------------------------------
            Stephen G. Meyer                  Kathryn L. Stanton, Vice President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

             SIGNATURE                          TITLE                    DATE
             ---------                          -----                    ----


        /s/ Stephen G. Meyer           Controller (Principal              **
--------------------------------       Financial and Accounting
         Stephen G. Meyer              Officer)


                *                      Director                           **
--------------------------------
         Robert J. Dayton


                *                      Director                           **
--------------------------------
       Andrew M. Hunter III


                *                      Director                           **
--------------------------------
       Leonard W. Kedrowski


                *                      Director                           **
--------------------------------
          Robert L. Spies


                *                      Director                           **
--------------------------------
         Joseph D. Strauss


                *                      Director                           **
--------------------------------
       Virginia L. Stringer


                *                      Director                           **
--------------------------------
            Gae B. Veit


* By:   /s/ Kathryn L. Stanton
      --------------------------
          Kathryn L. Stanton
           Attorney in Fact
**  March 26, 1997.